COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14.COMMITMENTS AND CONTINGENCIES

License Agreement with Columbia University

The Company is party to an exclusive license agreement with Columbia University (the “Columbia License Agreement”), which has been amended five times, most recently as of February 4, 2022, under which the Company licenses specified intellectual property from Columbia University. The patent rights licensed to the Company by Columbia University include issued patents with claims that recite a class of compounds directed to covering the Company’s lead compound, Tinlarebant, and specifically recite Tinlarebant. The license agreement requires the Company to make minimum annual royalty payments to Columbia University of specified amounts on each anniversary of the first commercial sale of a licensed product, commencing on the second anniversary of such sale. The Company will also be obligated to pay single-digit earned royalties to Columbia University based on net sales of each licensed product by the Company and its affiliates and sublicensees. The minimum royalty payments will be creditable against the earned royalties accrued during the same calendar year. The license agreement obligates the Company to use commercially reasonable efforts to research, discover, develop and market licensed products for commercial sale and distribution and achieve certain development and regulatory approval milestones within certain timeframes, if certain milestones are achieved. The Company is also obligated to periodically inform Columbia University of its progress in meeting such milestones. The failure to achieve any such milestone would constitute a breach of the Columbia License Agreement. If the Company pays Columbia University the required fee, it will be granted a 6-month extension. In the event that, after completion of Phase I Trials, there are unforeseen changes in clinical or regulatory development that the Company believes would affect the timely achievement of any milestone, it may request an extension from Columbia University for such milestone, which will not be unreasonably withheld or delayed. In the event that Columbia University does not agree to extend the deadlines to meet the milestones, and the Company is in breach for failure to timely meet the milestones or to make milestone or royalty payments, Columbia University may elect to convert the license to a nonexclusive license without the right to sublicense or initiate legal proceedings against third party patent infringers or terminate the license. The Company is also obligated to make payments to Columbia University in an aggregate amount of up to $20 million based on achieving specified development and regulatory approval milestones and in an amount of up to $25 million based on achieving a specified cumulative sales milestone with respect to the first licensed product. In addition, the Company is obligated to pay Columbia University a specified portion of revenue it receives from sublicensees, and a specified portion of revenue received from any sale of a priority review voucher by us or a sublicensee. The Company cannot reasonably estimate whether, when and in what amount any of such payments shall be made, but believe it is in compliance with the terms of the license. From inception through December 31, 2022, the Company has made a payment of $1 million to Columbia University resulting from this license agreement, which was triggered by the completion of its Phase 1 clinical trial.

Clinical Research Organization (CRO)

In the course of normal business operations, the Company has agreements with contract service providers to assist in the performance of clinical trial activities. Such agreements are generally cancellable upon reasonable notice and payment of costs incurred. As of the issuance date of the consolidated financial statements, the remaining contractual costs expected to be incurred in future periods for the Company’s clinical trials in STGD1 is approximately $19.1 million.

Litigation

From time to time, the Company may have certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues a liability for such matters when it is probable that future expenditures will be made, and such expenditures can be reasonably estimated. The Company is not aware of any current pending legal matters or claims.